Note 6 - Product Warranties	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Product Warranty Disclosure [Text Block]
(6)	Product Warranties

The Company generally warrants its products against certain manufacturing and other defects in material and workmanship. These product warranties are provided for specific periods of time and are applicable assuming the product has not been subjected to misuse, improper installation, negligent handling or shipping damage. As of October 31, 2019 and 2018, the Company’s accrual for estimated product warranty claims totaled $120,000 and $180,000, respectively, and is included in accounts payable and accrued expenses. Warranty claims expense includes the costs to investigate claims and potential claims, and the costs to replace and/or repair product pursuant to claims, which can include claims not deemed valid by the Company. The accrued product warranty costs are based primarily on historical experience of actual warranty claims and costs as well as current information with respect to potential warranty claims and costs. Warranty claims expense for the years ended October 31, 2019, 2018 and 2017 totaled $158,426, $219,190 and $281,523, respectively.

The following table summarizes the changes in the Company’s accrual for product warranties during the fiscal years ended October 31, 2019 and 2018:

	Years ended October 31,
	2019	2018
Balance at beginning of year	$180,000	$180,000
Liabilities accrued for warranties issued during the year	161,815	266,258
Warranty claims paid during the period	(218,426)	(219,190)
Changes in liability for pre-existing warranties during the year	(3,389)	(47,068)
Balance at end of year	$120,000	$180,000